Leases	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

16. LEASES

The Company entered into various non-cancellable operating leases mainly for office space and storage warehouses which are substantially located in PRC. The Company determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the CFS upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for operating leases are presented as follows within the consolidated balance sheets:

	As of September 30,
	2023	2024
Right-of-use assets, net	$46,652	$48,241

Lease liabilities - current	41,570	24,262
Lease liabilities - non-current	-	23,069
Total operating lease liabilities	$41,570	$47,331

Weighted average remaining lease term	0.44 years	1.94 years
Weighted average discount rate	3.72%	3.83%

For the years ended September 30, 2023 and 2024, the Company recognized $148,955 and $60,021 lease expenses from operating leases.

Because most of the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Company’s operating leases as of September 30, 2024:

Year ending September 30,	Amount
2025	$25,650
2026	23,512
Total lease payments	49,162
Less: imputed interest	(1,831)
Total	$47,331